DEBT - Long-Term Debt and Respective Weighted-Average Interest Rate (Details) - USD ($) $ in Millions	1 Months Ended			5 Months Ended
	Mar. 31, 2020	Dec. 31, 2018	Aug. 31, 2018	Jun. 27, 2020	Jan. 02, 2021	Apr. 30, 2020	Dec. 29, 2019	Dec. 28, 2019	Dec. 29, 2018
Long-term Debt, Unclassified [Abstract]
Less amount classified as current								$ (265.0)
Total long-term debt					$ 2,029.2			1,475.3
Unamortized debt issuance cost					8.7			5.6
Unamortized debt discount					4.9			5.7
Repayment of medium-term notes				$ 15.0
ADPP
Long-term Debt, Unclassified [Abstract]
Amount of contribution			$ 200.0
Series 1995 due 2020 through 2025
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 30.0			45.0
Weighted-average interest rate					7.50%		7.50%
Senior notes due 2020 at 5.4%
Long-term Debt, Unclassified [Abstract]
Senior notes								$ 250.0
Interest rate of senior notes (as a percent)					5.40%			5.40%
Senior notes due 2023 at 3.4%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 249.3			$ 249.1
Interest rate of senior notes (as a percent)					3.40%			3.40%
Senior notes due 2025 at 1.25%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 612.1			$ 553.4
Interest rate of senior notes (as a percent)					1.25%			1.25%
Senior notes due 2028 at 4.875%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 494.6			$ 493.9
Senior notes issued									$ 500.0
Interest rate of senior notes (as a percent)					4.875%			4.875%	4.875%
Proceeds, net of underwriting discounts and estimated offering expenses		$ 493.3
Senior notes due 2030 at 2.650%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 494.2
Senior notes issued	$ 500.0
Interest rate of senior notes (as a percent)	2.65%				2.65%
Proceeds, net of underwriting discounts and estimated offering expenses	$ 493.7
Senior notes matured						$ 250.0
Senior notes due 2033 at 6.0%
Long-term Debt, Unclassified [Abstract]
Senior notes					$ 149.0			$ 148.9
Interest rate of senior notes (as a percent)					6.00%			6.00%